Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Adjustment to 2021 closing equity in respect of hyperinflation in Turkey	Adjusted balance at 30 June 2022	Equity attributable to parent company shareholder	Equity attributable to parent company shareholder Adjustment to 2021 closing equity in respect of hyperinflation in Turkey	Equity attributable to parent company shareholder Adjusted balance at 30 June 2022	Share capital	Share capital Adjusted balance at 30 June 2022	Share premium	Share premium Adjusted balance at 30 June 2022	Capital redemption reserve	Capital redemption reserve Adjusted balance at 30 June 2022	Hedging and exchange reserve	Hedging and exchange reserve Adjusted balance at 30 June 2022	Total	Total Adjustment to 2021 closing equity in respect of hyperinflation in Turkey	Total Adjusted balance at 30 June 2022	Own shares	Own shares Adjusted balance at 30 June 2022	Other retained earnings	Other retained earnings Adjustment to 2021 closing equity in respect of hyperinflation in Turkey	Other retained earnings Adjusted balance at 30 June 2022	Non-controlling interests	Non-controlling interests Adjusted balance at 30 June 2022
Beginning balance at Jun. 30, 2020	£ 8,440			£ 6,772			£ 742		£ 1,351		£ 3,201		£ (929)		£ 2,407			£ (1,936)		£ 4,343			£ 1,668
Profit for the year	2,799			2,660											2,660					2,660			139
Other comprehensive (loss)/income	(865)			(691)									(652)		(39)					(39)			(174)
Total comprehensive income for the year	1,934			1,969									(652)		2,621					2,621			(35)
Employee share schemes	49			49											49			59		(10)
Share-based incentive plans	49			49											49					49
Share-based incentive plans in respect of associates	3			3											3					3
Tax on share-based incentive plans	9			9											9					9
Purchase of non-controlling interests	(42)			(15)											(15)					(15)			(27)
Associates' transactions with non-controlling interests	(91)			(91)											(91)					(91)
Change in fair value of put option	(2)			(2)											(2)					(2)
Share buyback programme	(200)			(200)			(1)				1				(200)					(200)
Dividend declared for the year	(1,718)			(1,646)											(1,646)					(1,646)			(72)
Ending balance at Jun. 30, 2021	8,431	£ 251	£ 8,682	6,897	£ 251	£ 7,148	741	£ 741	1,351	£ 1,351	3,202	£ 3,202	(1,581)	£ (1,581)	3,184	£ 251	£ 3,435	(1,877)	£ (1,877)	5,061	£ 251	£ 5,312	1,534	£ 1,534
Profit for the year	3,338			3,249											3,249					3,249			89
Other comprehensive (loss)/income	1,482			1,312									535		777					777			170
Total comprehensive income for the year	4,820			4,561									535		4,026					4,026			259
Employee share schemes	89			89											89			39		50
Share-based incentive plans	59			59											59					59
Share-based incentive plans in respect of associates	4			4											4					4
Tax on share-based incentive plans	9			9											9					9
Share-based payments and purchase of own shares in respect of subsidiaries	(17)			(11)											(11)					(11)			(6)
Unclaimed dividend	4			3											3					3			1
Change in fair value of put option	(34)			(34)											(34)					(34)
Share buyback programme	(2,310)			(2,310)			(18)				18				(2,310)					(2,310)
Dividend declared for the year	(1,792)			(1,720)											(1,720)					(1,720)			(72)
Ending balance at Jun. 30, 2022	9,514			7,798			723		1,351		3,220		(1,046)		3,550			(1,838)		5,388			1,716
Profit for the year	3,766			3,734											3,734					3,734			32
Other comprehensive (loss)/income	(802)			(654)									(324)		(330)					(330)			(148)
Total comprehensive income for the year	2,964			3,080									(324)		3,404					3,404			(116)
Employee share schemes	48			48											48			24		24
Share-based incentive plans	49			49											49					49
Share-based incentive plans in respect of associates	6			6											6					6
Tax on share-based incentive plans	6			6											6					6
Share-based payments and purchase of own shares in respect of subsidiaries	5			3											3					3			2
Purchase of non-controlling interests	(146)			(111)											(111)					(111)			(35)
Associates' transactions with non-controlling interests	(7)			(7)											(7)					(7)
Unclaimed dividend	1			1											1					1			0
Change in fair value of put option	(16)			(16)											(16)					(16)
Share buyback programme	(1,273)			(1,273)			(11)				11				(1,273)					(1,273)
Dividend declared for the year	(1,859)			(1,762)											(1,762)					(1,762)			(97)
Ending balance at Jun. 30, 2023	£ 9,292			£ 7,822			£ 712		£ 1,351		£ 3,231		£ (1,370)		£ 3,898			£ (1,814)		£ 5,712			£ 1,470